Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 14,690	$ 14,690
Accumulated amortization	(6,158)	(4,631)
Impairment Loss	(8,532)	(18,614)
Net carrying amount		$ 10,059
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years	7 years
Gross carrying amount	$ 7,190	$ 7,190
Accumulated amortization	(4,142)	(3,115)
Impairment Loss	(3,048)
Net carrying amount		$ 4,075
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years	15 years
Gross carrying amount	$ 7,500	$ 7,500
Accumulated amortization	(2,016)	(1,516)
Impairment Loss	(5,484)
Net carrying amount		$ 5,984